Trade Accounts And Other Receivables	6 Months Ended
Jun. 26, 2011
Trade Accounts And Other Receivables
Trade Accounts And Other Receivables

5. TRADE ACCOUNTS AND OTHER RECEIVABLES

Trade accounts and other receivables, less allowance for doubtful accounts, consisted of the following:

	June 26, 2011	December 26, 2010
	(In thousands)
Trade accounts receivable	$360,620	$318,008
Account receivable from JBS USA, LLC	13,708	465
Other receivables	9,932	9,355

Receivables, gross	384,260	327,828
Allowance for doubtful accounts	(5,557)	(6,063)

Receivables, net	$378,703	$321,765